Related Party Transactions (Details) - Schedule of income and expenses from related party transactions - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income and expenses from related party transactions [Abstract]
Interest and revenue income		$ 19,421	$ 15,790	$ 19,039
Interest and revenue expenses		492	258	2,619
Fees and commission income		98,915	93,994	72,931
Fees and commission expense		29,280	39,988	65,383
Net financial operating income
Derivative instruments income	[1]	105,964	12,219	124,967
Derivative instruments expense	[1]	56,189	46,593	73,252
Other financial operations income		48	40	87
Other financial operations expenses		23		119
Release or established of provision for credit risk income
Release or established of provision for credit risk expenses		1,733	1,226	106
Operating expenses income
Operating expenses		117,912	119,259	120,559
Other income		466	469	542
Other expenses		$ 37	$ 4	$ 26

[1]	The outcome of derivative operations is presented net at each related counterparty level. Additionally, this line includes operations with local counterpart banks (unrelated) which have been novated by Comder Contraparte Central S.A. (Related entity) for centralized clearing purposes, which generated a net gain of Ch$29,956 million as of December 31, 2021 (net gain of Ch$4,997 million as of December 31, 2020 and net gain of Ch$123,461 million as of December 31, 2019).